Operating Expenses - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development Expenses [abstract]
Employee expenses	€ 8,362	€ 7,902	€ 7,007
Travel & Living	486	467	359
Clinical study costs	4,713	4,987	3,901
Preclinical study costs	3,711	2,680	1,820
Process development and scale-up	3,765	2,187	3,319
Consulting fees	675	1,522	1,429
IP filing and maintenance fees	260	474	564
Share-based payments	813	1,264	862
Depreciation	1,444	848	1,488
Rent and utilities	746	668	382
Delivery systems	53	117	430
Others	168	461	535
External collaborations			812
Total R&D expenses	€ 25,196	€ 23,577	€ 22,908